Related Party Transactions (Details) - Schedule of Transactions with Related Parties - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Transaction with Related Parties [Abstract]
Revenue – Services and products			$ 115,698
Purchases – Cost of sales			6,540
Loss (gain) on revaluation of convertible loans		$ (704,912)	$ 2,062,165